Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property and Equipment, Net
8.	Property and Equipment, Net

	As of December 31,
	2023	2024
	RMB	RMB	US$
Leasehold improvements	35,018	30,236	4,142
Machinery and electronic equipment	32,725	36,268	4,969
Construction in progress	1,524	16,985	2,327
Mold and tooling	4,398	6,190	848
Transportation equipment	3,520	4,224	579
Office equipment	2,237	1,980	271

	79,422	95,883	13,136
Less: accumulated depreciation	(33,339)	(34,199)	(4,685)
Less: accumulated impairment	(1,460)	(1,460)	(200)

	44,623	60,224	8,251

For the years ended December 31, 2022, 2023 and 2024, the Group recorded depreciation expense of RMB8,478, RMB12,442 and RMB12,774 (US$1,750), respectively.